Segmented information	6 Months Ended
Feb. 28, 2023
Segmented Information
Segmented information

19.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended February 28,		Six months ended February 28,
Revenue	2023	2022	2023	2022
Tanzania	$10,098	$3,334	$19,816	$3,334
Total revenue	$10,098	$3,334	$19,816	$3,334

Non-current assets	February 28, 2023	August 31, 2022
Canada	$64	$-
Tanzania	61,886	55,993
Total non-current assets	$61,950	$55,993